Gains or losses on financial assets and liabilities - Schedule of detail, by origin, of gains/losses on financial assets and liability (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net	€ (114)	€ 96	€ 149
Financial assets at amortized cost	(190)	(3)	34
Other financial assets and liabilities	76	99	115
Gain or losses on financial assets and liabilities held for trading, net	1,459	2,322	842
Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss	495	204	162
Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net	691	(93)	968
Gain or losses from hedge accounting, net	16	63	74
Gains/losses on financial assets and liabilities, net	2,547	2,592	2,195
Debt securities
Financial instruments
Other financial assets and liabilities	€ 53	€ 51	€ 122